Summary of Significant Accounting Policies (Details) - Schedule of intercompany sales - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	[1]	$ 252,880	$ 92,187	$ 100,016
Net cash used in investing activities			(1,252)	(1,477)
Effect of exchange rate fluctuation on cash		11,562	15,091	(4,103)
Net increase in cash		$ 264,442	$ 106,026	$ 94,436

[1]	Intercompany operating activities are eliminated upon consolidation.